Analysis of changes in shareholders' equity related to components of the other comprehensive income (Parenthetical) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Cash flow hedges	€ (277)
GBP hedging instruments
Cash flow hedges	(159)
USD hedging instruments
Cash flow hedges	€ (88)